Consolidated balance sheet - CAD ($) $ in Millions	Jul. 31, 2019	Oct. 31, 2018
Assets
Cash and non-interest-bearing deposits with banks	$ 3,941	$ 4,380
Interest-bearing deposits with banks	12,758	13,311
Securities (Note 4)	119,699	101,664
Cash collateral on securities borrowed	4,899	5,488
Securities purchased under resale agreements	50,523	43,450
Loans (Note 5)
Residential mortgages	207,531	207,749
Personal	43,622	43,058
Credit card	12,699	12,673
Business and government	123,680	109,555
Allowance for credit losses	(1,771)	(1,639)
Total loans	385,761	371,396
Other
Derivative instruments	24,582	21,431
Customers' liability under acceptances	9,679	10,265
Land, buildings and equipment	1,771	1,795
Goodwill	5,575	5,564
Software and other intangible assets	1,918	1,945
Investments in equity-accounted associates and joint ventures	584	526
Deferred tax assets	544	601
Other assets	20,288	15,283
Other miscellaneous assets	64,941	57,410
Total assets	642,522	597,099
Deposits (Note 6)
Personal	175,196	163,879
Business and government	253,976	240,149
Bank	12,650	14,380
Secured borrowings	39,222	42,607
Deposits	481,044	461,015
Obligations related to securities sold short	13,543	13,782
Cash collateral on securities lent	1,917	2,731
Obligations related to securities sold under repurchase agreements	50,097	30,840
Other
Derivative instruments	25,895	20,973
Acceptances	9,740	10,296
Deferred tax liabilities	38	43
Other liabilities	16,618	18,223
Other miscellaneous liabilities	52,291	49,535
Subordinated indebtedness (Note 7)	5,620	4,080
Equity
Contributed surplus	128	136
Retained earnings	20,535	18,537
Accumulated other comprehensive income (AOCI)	815	777
Total shareholders' equity	37,828	34,943
Non-controlling interests	182	173
Total equity	38,010	35,116
Total liabilities and equities	642,522	597,099
Preference shares [member]
Equity
Issued shares (Note 7)	2,825	2,250
Total equity	2,825	2,250
Common shares [member]
Equity
Issued shares (Note 7)	13,525	13,243
Total equity	$ 13,525	$ 13,243